EARNINGS PER SHARE (Details) - ZAR (R) R / shares in Units, R in Millions		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Earnings per share [abstract]
Profit for the year	[1]	R 2,242.7	R 1,328.7	R 1,281.4
Reconciliation of weighted average number of ordinary shares to diluted weighted average number of ordinary shares
Weighted average number of ordinary shares in issue (in shares)		862,142,826	861,240,788	859,538,847
Effect of equity-settled share-based payment (in shares)		4,210,349	4,306,645	5,423,357
Dilutive weighted average issued shares (in shares)		866,353,175	865,547,433	864,962,204
SA cents per share
Basic EPS (in SA cents per share)		R 2.601	R 1.543	R 1.491
Diluted EPS (in SA cents per share)		R 2.589	R 1.535	R 1.482

[1]
[1]Included in profit for the year and total comprehensive income for the year is a loss from subsidiary held for sale of R2.1 million. Of this loss, R1 million is attributable to non-controlling interest ("NCI").